Stockholder Equity (Tables)	12 Months Ended
Sep. 30, 2022
Shareholders Equity
Schedule of Company's outstanding warrants
				Weighted
		Weighted		average
	Number	average	Total	remaining
	of	exercise	intrinsic	contractual
	warrants	price	value	life (in years)
Outstanding as of September 30, 2021	1,612,694	$0.22	$391,078	1.1
Outstanding as of September 30, 2022	1,612,694	$0.20	-	0.1
Warrants exercisable as of September 30, 2022	1,612,694	$5.00	-	0.1

Schedule of Black-Scholes option pricing model
For the Years Ended September 30,
	2022	2021	2020
Exercise price	$5 - $5.5	$5.50 - $7.50	$50.00 - $179.58
Stock price	$3.25 - $9.75	$5.25 - $27.00	$17.00 - $18.00
Term (in years)	0.1 - 1.1	1.14 - 1.59	2.31 - 2.64
Volatility	137%	108.36% - 146.04%	99.55% - 113.25%
Risk-free interest rate	0.09% - 0.69%	0.06% - 0.14%	0.16% - 0.58%
Dividend yield	-	-	-

Schedule of Non-controlling interest
	As of	As of
	September 30,	September 30,
Non-controlling interest	2022	2021
Paid-in capital	-	$107,461
Additional paid-in capital	-	807,953
Foreign currency translation gain (loss) attributed to noncontrolling interest	-	14,588
Net loss attributed to noncontrolling interest	-	(13,496)
Total noncontrolling interest	-	$916,506